UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/11

Item 1.  Reports to Stockholders.

   Chadwick & D’Amato Fund

Ticker Symbol: CDFFX

Semi - Annual Report

October 31, 2011

Investor Information: 1-877-610-1671

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Chadwick & D’Amato Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder:

During the six-month period ending October 31, 2011, global economies entered a new crisis phase.  Encouraging corporate profit reports, improved economic data and stabilized domestic unemployment were overshadowed as the European debt crisis took center stage.  Unfortunately the crisis was further exacerbated this summer as markets reacted negatively to the first credit downgrade in U.S. history, a direct result of political showmanship and bickering in Washington.

The Chadwick & D’Amato Fund (the “Fund”) returned -10.4% versus -14.72% for its benchmark the Global Dow.  The global nature of the portfolio, combined with our secondary focus on natural resources and alternative energy, were the primary performance detractors.  We feel these holdings will be the primary enhancers of performance in the future.  The prospect of several billion new consumers entering the global economy over the next 10 years, the growing scarcity and cost of fossil fuels and the need to provide environmentally friendly sources of food and energy will start to emerge in the same fashion as the information age 20 years ago.

Our global investment approach will continue in 2012, with a secondary focus on alternative energy/conservation and a tactical policy in advance of potentially damaging political uncertainty.  We would rather mitigate significant market declines and be prepared to purchase stocks at lower prices than be fully exposed to some type of systemic (i.e. too big to fail) event.  The potential cost of this strategy is missed periods of rapid upside market growth; however, we believe it is necessary given the number of systemic risks built into investment markets (such as a banking or country default in Europe).

Our market outlook and investment approach for 2012 is summarized below:

•

It is difficult to ascertain if the current business cycle will continue.  Recent favorable economic data shows signs of strength but is presented against a backdrop of the worst political environment we have seen in decades.

•

The political system will attempt to solve many of our current economic problems with the same old tired strategies.  This warrants a more conservative investment approach.

•

The European debt crisis and our current political crisis both warrant larger cash balances in the Fund.  Our hope is that the United States and Europe will move away from perpetual utilization of debt to fund healthcare and retirement needs for its citizens.

•

The Fund has sufficient cash to increase stock exposure when appropriate.  If markets capitulate in the near term we will set a schedule for increasing market exposure during the capitulation period.  We have established larger trading windows due to the volatility of recent price movements.

Although conditions remain challenging, our experience gives us reason to be optimistic about the potential for continued market stabilization and economic recovery.  We have navigated through past periods of market volatility by remaining committed to our long-term perspective and disciplined investment approach.

The Chadwick & D’Amato Fund is unlike most mutual funds in that its shareholders consist solely of clients of Chadwick & D’Amato, LLC.  The Fund’s holdings are carefully allocated to represent a complete investment program based on market conditions and global economic environments.  The Fund was developed to create greater workflow efficiency, gain access to institutional share classes, reduce total expenses and better navigate through turbulent business cycles.

Historically, patient investors have achieved better results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program.  These are the hallmarks of the Chadwick & D’Amato investment philosophy.

We thank you for investing with us, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

Thomas M. Chadwick, CFP®

Anthony J. D’Amato, CFP®

Principal

Principal

2604-NLD-12/8/2011

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2011
Shares		Market Value

	EXCHANGE TRADED FUNDS - 59.55%
	COMMODITY FUND - 3.67%
24,000	ProShares UltraShort DJ-UBS Commodity *	$ 1,235,520
200,000	ProShares UltraShort Silver *	2,314,000
		3,549,520
	EMERGING MARKETS FUNDS - 2.26%
112,000	Direxion Daily Developed Markets Bull 3X	2,186,240

	ENVIRONMENTALLY FRIENDLY - 5.17%
180,190	First Trust NASDAQ Clean Edge Green Energy Index Fund *	2,032,543
72,450	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	1,919,201
21,540	Market Vectors Environmental Services ETF	1,047,275
		4,999,019
	LARGE-CAP GROWTH FUNDS - 9.49%
58,750	ProShares UltraPro QQQ *	4,574,862
75,750	ProShares UltraPro S&P 500	4,608,630
		9,183,492
	MID-CAP GROWTH FUNDS - 8.20%
89,820	ProShares UltraPro MidCap400 *	5,461,056
87,940	SPDR S&P International Mid Cap ETF	2,479,029
		7,940,085
	SMALL-CAP GROWTH FUNDS - 8.23%
190,700	ProShares Ultra SmallCap600	7,961,725

	INTERNATIONAL EQUITY FUNDS - 2.49%
88,440	SPDR S&P International Small Cap ETF	2,412,644

	SPECIALTY FUNDS - 20.04%
125,380	Global X Lithium ETF	1,978,496
98,350	Guggenheim S&P Global Water Index ETF	1,936,511
886,100	Guggenheim Solar ETF	3,101,350
113,330	Guggenheim Timber ETF	1,967,409
27,000	Market Vectors Coal ETF	1,024,650
218,210	First Trust Global Wind Energy ETF	1,907,155
25,000	ProShares Ultra Oil & Gas	1,110,750
21,450	ProShares Ultra Real Estate	1,107,249
50,000	ProShares VIX Short-Term Futures ETF *	4,279,500
27,900	SPDR Dow Jones International Real Estate ETF	978,174
		19,391,244

	TOTAL EXCHANGE TRADED FUNDS	57,623,969
	(Cost - $52,481,499)

	SHORT-TERM INVESTMENTS - 42.90%
	MONEY MARKET FUND - 42.90%
41,515,573	Fidelity Institutional Money Market Funds -
	Money Market Portfolio, 0.14%**	41,515,573
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $41,515,573)

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2011
Shares		Market Value

	TOTAL INVESTMENTS - 102.45%
	(Cost - $93,997,072) (a)	$ 99,139,542
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.45) %	(2,367,311)
	NET ASSETS - 100.0%	$ 96,772,231

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2011.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 8,097,868
	Unrealized Depreciation:	(2,955,398)
	Net Unrealized Appreciation:	$ 5,142,470

Portfolio Composition as of October 31, 2011 (Unaudited)

	Percent of Net Assets		Percent of Net Assets
Exchange Traded Funds	59.55%	Commodity Funds	3.67%
Specialty Funds	20.04%	Emerging Markets Funds	2.26%
Large Cap Growth Funds	9.49%	International Equity Funds	2.49%
Small Cap Growth Funds	8.23%	Short-Term Investments	42.90%
Mid Cap Growth Funds	8.20%	Liabilities in Excess of
Environmentally Friendly	5.17%	Other Assets	-2.45%
		Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2011

Assets:
Investments in Securities at Market Value (identified cost $93,997,072)	$ 99,139,542
Dividends and Interest Receivable	4,454
Receivable for Fund Shares Sold	350
Prepaid Expenses and Other Assets	3,623
Total Assets	99,147,969

Liabilities:
Payable for Securities Purchased	2,219,068
Payable for Fund Shares Redeemed	22,089
Accrued Advisory Fees	80,435
Accrued Distribution Fees	20,109
Payable to Other Affiliates	15,965
Accrued Expenses and Other Liabilities	18,072
Total Liabilities	2,375,738

Net Assets (Unlimited shares of no par value interest authorized;
8,573,142 shares outstanding)	$ 96,772,231

Net Asset Value, Offering and Redemption Price Per Share
($96,772,231 / 8,573,142 shares of beneficial interest outstanding)	$ 11.29

Composition of Net Assets:
At October 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 87,216,805
Accumulated Net Investment Loss	(506,689)
Accumulated Net Realized Gain From Security Transactions	4,919,645
Net Unrealized Appreciation on Investments	5,142,470
Net Assets	$ 96,772,231

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ending October 31, 2011

Investment Income:
Dividend Income	$ 223,645
Interest Income	22,046
Total Investment Income	245,691

Expenses:
Investment Advisory Fees	504,703
Distribution Fees	112,688
Administration Fees	48,295
Fund Accounting Fees	21,597
Transfer Agent Fees	11,796
Audit Fees	8,931
Chief Compliance Officer Fees	7,814
Registration & Filing Fees	7,562
Custody Fees	7,562
Printing Expense	6,302
Legal Fees	3,562
Trustees' Fees	3,017
Insurance Expense	2,543
Miscellaneous Expenses	6,008
Total Expenses	752,380
Net Investment Loss	(506,689)

Net Realized and Unrealized Loss on Investments:
Net Realized Loss from Security Transactions	(1,975,130)
Net Change in Unrealized Depreciation on Investments	(8,878,246)
Net Realized and Unrealized Loss on Investments	(10,853,376)

Net Decrease in Net Assets Resulting From Operations	$ (11,360,065)

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period
	ended	ended
	October 31, 2011	April 30, 2011*
Operations:	(Unaudited)
Net Investment Income (Loss)	$ (506,689)	$ 436,905
Net Realized Gain (Loss) on Investments	(1,975,130)	9,055,122
Distributions of Realized Gains from Underlying	-	90,299
Investment Companies
Net Change in Unrealized Depreciation on Investments	(8,878,246)	14,020,715

Net Decrease in Net Assets Resulting From Operations	(11,360,065)	23,603,041

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.11 per share, respectively)	-	(862,154)
Net Realized Gains ($0.00 and $0.23 per share, respectively)	-	(1,850,397)
Total Distributions to Shareholders	-	(2,712,551)

Beneficial Interest Transactions:
Proceeds from Shares Issued (246,688 and 8,547,485 shares)	2,897,203	86,837,296
Distributions Reinvested (0 and 231,052)	-	2,712,551
Cost of Shares Redeemed (250,277 and 201,806 shares)	(2,832,440)	(2,372,804)
Total Beneficial Interest Transactions	64,763	87,177,043

Increse (Decrease) in Net Assets	(11,295,302)	108,067,533

Net Assets:
Beginning of Period	108,067,533	-
End of Period (Includes accumulated net Investment loss	$ 96,772,231	$ 108,067,533
of $506,689 and $0, respectively)
______
*The Fund commenced operations on June 25, 2010.

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Period
	Ended		Ended
	October 31, 2011		April 30, 2011*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 12.60		$ 10.00

Decrease From Operations:
Net investment income (loss) (a)	(0.06)		0.06
Net gain (loss) from securities
(both realized and unrealized)	(1.25)		2.88
Total from operations	(1.31)		2.94

Distributions to shareholders from:
Net investment income	-		(0.11)
Net realized gains	-		(0.23)
Total distributions	-		(0.34)

Net Asset Value, End of Period	$ 11.29		$ 12.60

Total Return (b)	(10.40)%	(f)	29.56%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 96,772		$ 108,068
Ratio of expenses to average net assets (d)	1.49%	(c)	1.48%	(c)
Ratio of net investment income to average net assets (d)(e)	(1.00)%	(c)	0.56%	(c)
Portfolio turnover rate	91%	(f)	85%	(f)

__________
*The Fund commenced operations on June 25, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Does not include expenses of investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not Annualized

The accompanying notes are an integral part of these financial statements.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2011

1.

ORGANIZATION

The Chadwick & D’Amato Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation with a secondary objective of capital preservation. The Fund commenced operations on June 25, 2010.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2011

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$ 57,623,969	$ -	$ -	$ 57,623,969
Short-Term Investments	41,515,573	-	-	41,515,573
Total	$ 99,139,542	$ -	$ -	$ 99,139,542

         The Fund did not hold any Level 3 securities during the period.

            There were no significant transfers between Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

           * Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year of 2011, or expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2011

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending April 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the April 30, 2012 annual report.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract  fluctuates  with  changes  in  currency  exchange rates.    The contract  is  marked-to-market  daily and the

change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statement of Operations.  The amount of realized losses on foreign currency contracts during the period as disclosed in the Statement of Operations serves as an indicator of the volume of derivative activity for the Fund.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Chadwick & D’Amato, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2011

Advisory Fees - Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.  For the six months ended October 31, 2011, the Adviser earned advisory fees of $504,703.

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the

greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

  9 basis points or 0.09% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $18,000 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended October 31, 2011, the Fund incurred $7,814 expenses for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended October 31, 2011, GemCom received $3,156 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2011

year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended October 31, 2011, the Fund incurred distribution fees of $112,688.

Trustees – Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund also pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended October 31, 2011 amounted to $63,000,933 and $74,790,782, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

As of April 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and partnership adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions and foreign currency gains, and partnership adjustments, resulted in reclassification for the period ended April 30, 2011 as follows: a decrease in paid in capital of $25,000; a decrease in accumulated net investment loss of $425,249; and a decrease in accumulated net realized gain from security and foreign currency transactions of $400,249.

6.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Funds- Money Market Portfolio, (the “Fidelity Money Market Fund”).  The Fund may redeem its investment from the Fidelity Money Market Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Money Market Fund.  The financial statements of the Fidelity Money Market Fund, including the portfolio of investments, can be found at www.fidelity.com or the Security and Exchange Commissions website www.sec.gov and should be read in

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2011

conjunction with the Fund’s financial statements.  As of October 31, 2011 the percentage of the Funds’ net assets invested in the Fidelity Money Market Fund was 42.90%.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards  (“IFRS”).    ASU No.

2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Chadwick & D’Amato Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

October 31, 2011

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Expenses Paid During the Period* (5/1/11 to 10/31/11)
Actual	$1,000.00	$896.03	$ 7.12
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$ 7.58

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.49% multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Chadwick & D’Amato Fund

ADDITIONAL INFORMATION (Unaudited)

Approval of Investment Advisory Agreement

In connection with a regular meeting held on March 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Chadwick & D’Amato, LLC (“CBA” or the “Adviser”) and the Trust, on behalf of Chadwick & D’Amato Fund (“Chadwick” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because Chadwick has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s performance with its existing accounts, as well as other factors relating to the adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that Chadwick’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Chadwick for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of Chadwick’s expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Chadwick & D’Amato, LLC

224 Main Street

New London, NH 03257

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street 6th Floor

San Francisco, California 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-610-1671 by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-610-1671.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

 (a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/12